INCOME TAXES 1 (Detail) ¥ in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense				$ (7,957)	¥ (51,773)	¥ (36,965)	¥ (10,878)
Deferred income tax benefit/(expense)	$ 1,221	¥ 7,659	¥ (5,545)	(177)	(1,151)	4,763	11,997
Income tax benefit/(expense)	$ (2,231)	¥ (13,993)	¥ (12,576)	$ (8,134)	¥ (52,924)	¥ (32,202)	¥ 1,119